Segment Reporting - Segment Assets and Capital Expenditures (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 3,526,082	$ 2,380,188		$ 3,519,027
Total segment assets	3,478,316
Cash and cash equivalents	5,716	8,224	$ 40,680	$ 14,690	$ 5,894	$ 15,649
Restricted cash	21,729
Corporate headquarters and other assets	20,321
Total capital expenditures	42,146	$ 26,117	$ 21,870
Owned Real Estate
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	3,388,080
Total capital expenditures	41,009
Investment Management
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	90,236
Total capital expenditures	$ 1,137